TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)		3 Months Ended				12 Months Ended
	Apr. 02, 2012	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 12, 2013	Aug. 06, 2009
Related Party Transaction [Line Items]
Transaction costs associated with acquisition						$ 9,900,000
Accounts Receivable, Related Parties		$ 8,882,000				11,325,000	$ 0
Compensation		100,000				900,000
Expenses incurred from transactions with related party		46,000		$ 0		380,000	463,000	$ 0
Related Party Transaction Reimbursement Expenses from Transactions with Related Party		7,915,000		7,418,000		27,037,000	22,628,000	0
Revenue from Related Parties		7,447,000		$ 0		13,267,000	0	0
Due to Affiliate, Current		(3,803,000)				(12,856,000)	0
Due from Affiliate, Current						11,300,000
Due to Affiliate		3,800,000				12,900,000
Severance Costs						600,000
Operating Costs and Expenses		1,700,000				1,700,000
Series A Convertible Preferred Units [Member]
Related Party Transaction [Line Items]
Units issued and sold									1,715,000
Cash purchase price (in dollars per unit)				$ 22.86					$ 22.86
Preferred units agreed to be sold					1,500,000
Common Units [Member] | Series A Convertible Preferred Units [Member]
Related Party Transaction [Line Items]
Units issued and sold									1,715,000
Charlesbank
Related Party Transaction [Line Items]
Related party transaction, management fees							500,000	600,000
Related party transaction, expenses							68,000
Related party transaction, amount paid to related party						0
Expenses incurred from transactions with related party		14,000		$ 0		340,000	463,000	0
Charlesbank | Southcross Energy Partners LLC [Member]
Related Party Transaction [Line Items]
Cash purchase price (in dollars per unit)										$ 1.00
Southcross Energy LLC [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties						500,000
EIG [Member]
Related Party Transaction [Line Items]
Expenses incurred from transactions with related party		16,000		0		20,000	0	0
General Partner [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party						1,000,000
Affiliates of Wells Fargo Bank
Related Party Transaction [Line Items]
Fees paid to related party		400,000		200,000		9,500,000	1,800,000	5,900,000
EIG [Member]
Related Party Transaction [Line Items]
Expenses incurred from transactions with related party						2,800,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party						100,000
Tailwater [Member]
Related Party Transaction [Line Items]
Expenses incurred from transactions with related party		16,000		0		20,000	0	0
T2 Gas Utilities [Domain]
Related Party Transaction [Line Items]
Due to Affiliate						4,600,000
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction Reimbursement Expenses from Transactions with Related Party		3,134,000		3,475,000		10,944,000	9,364,000	0
Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction Reimbursement Expenses from Transactions with Related Party		4,781,000		$ 3,943,000		16,093,000	$ 13,264,000	$ 0
T2 Gas Utilities [Domain]
Related Party Transaction [Line Items]
Due from Affiliate, Current						2,300,000
T2 Cogen [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Current		600,000				2,800,000
Due to Affiliate		1,700,000
Southcross Holdings Common [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Current		900,000				5,800,000
Due to Affiliate						5,400,000
T2 Eagle Ford [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Current		1,300,000
Due to Affiliate		500,000
T2 LaSalle [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Current		100,000
Due to Affiliate		100,000
TexStar Rich Gas System [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Current		5,600,000
Due to Affiliate		$ 1,400,000
LTIP [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost			$ 7,200,000
Equity Equivalent Units [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost			$ 100,000			100,000
Southcross Energy LLC [Member] | Equity Equivalent Units [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost						1,200,000
TexStar Rich Gas System [Member]
Related Party Transaction [Line Items]
Professional Fees						1,700,000
Onyx Midstream LP & Onyx Pipeline Company [Member]
Related Party Transaction [Line Items]
Professional Fees						$ 300,000
Equity Equivalent Units [Member] | Southcross Energy Partners LLC [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	15,000